Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WP Trust
Entity Central Index Key	0001645192
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
IPS Strategic Capital Absolute Return Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	IPS Strategic Capital Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	IPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about IPS Strategic Capital Absolute Return Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://investpsfunds.com. You can also request this information by contacting us at 1-866-959-9260.
Additional Information Phone Number	1-866-959-9260
Additional Information Website	https://investpsfunds.com
Expenses [Text Block]
What were the Fund costs for the six-month period?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
IPS Strategic Capital Absolute Return Fund	$78	1.50%[1]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Fund delivered strong results during the 12-month period ending August 31, 2025, supported by a disciplined approach that combined options strategies, active risk management, and dynamic beta adjustments. This strategy placed the Fund in the top 30th percentile of its peer group over the last three years.

Core Drivers of Performance:

Box Spreads: The Adviser, IPS Strategic Capital, Inc., utilized OCC-cleared box spreads. This created a synthetic portfolio of long calls and puts, allowing the Fund to remain flexible while taking advantage of prevailing yields.

Put Bear Spreads and Ratio Spreads: Allowed the Adviser to create convexity with a negative delta, positive gamma and positive theta. Depending on the level of volatility (VIX), the Adviser is able to strike the ratios with either a positive or negative vega controlling the exposure to that Greek.

Positive Gamma Positioning: By maintaining a portfolio with positive gamma, the Fund was able to amplify participation during market rallies while naturally reducing exposure in downturns. This gamma effect smoothed portfolio outcomes by automatically raising beta in rising markets and lowering it in falling markets.

Active Beta Management: The Adviser adjusted the Fund's beta in response to market conditions—raising it during market pullbacks to capture rebounds and lowering it during rallies to protect realized gains. This tactical rebalancing reduced the risks often associated with traditional momentum-driven approaches, helping maintain steadier returns.

Outcome:

The combined effect of these strategies resulted in top-quartile performance relative to comparable funds. By leveraging higher interest rates, implementing sophisticated options structures, and carefully managing beta exposure, the Fund was able to capture gains in rising markets while limiting losses in declining ones. The result was a well-balanced and effective investment process that highlighted both risk control and return generation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Inception (04/15/2016)
IPS Strategic Capital Absolute Return Fund	9.60%	7.93%	6.64%
S&P 500® Index	15.88%	14.74%	14.82%

Performance Inception Date	Apr. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 53,523,448
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 267,711
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$53,523,448
Number of Portfolio Holdings	45
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$267,711

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets) * Net Cash represents money market funds and other assets in excess of liabilities.